SHORT-TERM NOTE AND LINES OF CREDIT (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Capital One Bank [Member]
Line of Credit Facility [Line Items]
Line of credit working capital	$ 50,000
Description of line of credit	The line of credit bears an interest rate of prime plus 25.9 basis points,
Line of credit, interest rate	34.40%	33.90%
Line of credit	$ 9,580	$ 9,580
Chase Bank [Member]
Line of Credit Facility [Line Items]
Line of credit working capital	$ 25,000
Line of credit, interest rate	18.50%	18.00%
Line of credit	$ 10,237	$ 10,237